The Company and Nature of Operations (Details) - Changyou Merger [Member] - Changyou [Member] - Sohu.com Limited [Member]	Apr. 17, 2020
Organization and Nature of Operations [Line Items]
Voting power held by the Company	100.00%
Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Percentage of outstanding equity capital held by the Company	100.00%